Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial instrument
Schedule of fair value by strategy

	2019			2018
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	258,220	(713)	261,020	(557)
			(713)		(557)
Sales of zinc at a fixed price
Zinc forward	ton	15,252	(1,043)	10,566	(858)
			(1,043)		(858)
Inflation risk
Three-month LIBOR vs. Brazilian interbank interest rate swap	USD	90,000	(1,413)	—	—
Brazilian inflation vs. Brazilian interbank interest rate swap	BRL	226,880	1,482	—	—
			69		—
Foreign exchange risk
Foreign exchange collars (USD)	BRL	653,148	(607)	1,056,922	(1,602)
			(607)		(1,602)

			(2,294)		(3,017)
Current assets			4,835		7,385
Non-current assets			14,689		3,820
Current liabilities			(8,276)		(8,662)
Non-current liabilities			(13,542)		(5,560)

Schedule of changes in fair value

				Other income	Net financial	Other comprehensive
Strategy	Inventory	Cost of sales	Net revenues	and expenses, net	results	income	Realized gain (loss)
Mismatches of quotational periods	504	(9,631)	4,791	(231)	—	1,332	(3,079)
Sales of zinc at a fixed price	—	—	—	(602)	—	—	(417)
Inflation risk USD	—	—	—	—	(1,413)	—	—
Inflation risk BRL	—	—	—	—	1,443	—	(40)
Foreign exchange risk	—	—	—	—	994	—	—
	504	(9,631)	4,791	(833)	1,024	1,332	(3,536)